Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of earnings per share, basic and diluted

Basic earnings per share is calculated by dividing the equity attributable to the Company’s owners by the weighted average number of outstanding common shares during the year. The Company does not have potentially dilutive common shares outstanding or debts convertible into common shares. Accordingly, basic and diluted earnings per share are equal.

	2021	2020	2019

Earnings attributable to Company’s owners	2,305,869	973,318	3,367,517
Weighted average number of common shares issued	683,509,869	683,509,869	683,509,869

Basic and diluted earnings per share (reais per share)	3.37	1.42	4.93